UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------------

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager
Filing this Report: OMERS Administration Corporation

Name:  OMERS Administration Corporation
       One University Avenue
       Suite 700
       Toronto
       Ontario  M5J 2P1
       Canada

Form 13F File Number: 028-12070
                      ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  David Estabrooks
Title: Vice President, Financial Services
Phone  (416) 369 2697

Signature, Place, and Date of Signing:


/s/  David Estabrooks        Toronto, ON, Canada          May 4, 2007
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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.	Form 13F File Number 	Name
6201    28-06174                Franklin Templeton Int'l
6207    28-04731                Schroder Asset Mgmt Pacific Rim portfolio
6219    28-06174                Franklin Templeton Emerging Market
6226    28-04134                J.P. Morgan Investment Mgmt Inc.
6228    28-03946                Barclays Global Investors Canada Ltd.
6229    28-05990                Acadian Asset Mgmt Inc.
6230    28-03743                Marathon Asset Mgmt Ltd.
6231    28-01222		Tweedy Browne Co. LLC
6232    28-06518                First State Investments
6251    28-06854                Relational Investor LLC

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          ---------------------------

Form 13F Information Table Entry Total:   7
                                          ---------------------------

Form 13F Information Table Value Total:   US $ 170,410
                                          ---------------------------
                                          (thousands)

List of Other Included Managers:


None

                  FORM 13F INFORMATION TABLE - March 31, 2007

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                                                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
BURLINGTON NORTHN SANTA FE  COM            12189T104     16086   200000   SH        Sole                  200000 0        0
COMCAST CORP NEW            CL A           20030N101      9083   350000   SH        Sole                  350000 0        0
CVS CORP                    COM            126650100      9389   275000   SH        Sole                  275000 0        0
GENERAL ELEC CO             COM            369604103     10608   300000   SH        Sole                  300000 0        0
JOHNSON & JOHNSON           COM            478160104     27117   450000   SH        Sole                  450000 0        0
STREETTRACKS GOLD TR        GOLD SHS       863307104     27940   425000   SH        Sole                  425000 0        0
WARNER CHILCOTT LIMITED     COM            G9435N108     70187  4739166   SH        Sole                 4739166 0        0
Total                                                  170,410